CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	3 Months Ended	8 Months Ended	9 Months Ended		11 Months Ended	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating activities:
Net loss			$ (29,154,000)	$ (23,970,000)		$ (27,042,000)	$ (17,557,000)	$ (13,589,000)
Adjustments to reconcile net loss to net cash provided by operating activities:
Change in estimated fair value of contingent liabilities			(487,000)	(546,000)		1,210,000	2,070,000	(818,000)
Depreciation and amortization			13,429,000	13,779,000		16,252,000	13,137,000	10,917,000
Share-based compensation	$ 5,279,000		12,273,000	11,605,000		15,065,000	9,165,000	6,660,000
Deferred income taxes, net			(6,840,000)	(6,325,000)		(7,325,000)	(6,185,000)	557,000
Gain from short-term investments						(1,265,000)	0	0
Gain from sale of intellectual property license						0	(1,900,000)	0
Other			(133,000)	35,000		64,000	161,000	0
Changes in operating assets and liabilities:
Accounts receivable, net			17,610,000	12,721,000		6,019,000	339,000	(4,290,000)
Other current assets			(817,000)	(188,000)		(632,000)	(497,000)	(14,000)
Other long-term assets			1,755,000	567,000		(938,000)	1,621,000	(20,000)
Accounts payable and accrued liabilities			432,000	161,000		1,513,000	2,759,000	(570,000)
Deferred revenue			(6,384,000)	(5,118,000)		(6,717,000)	1,328,000	(1,875,000)
Other long-term liabilities			1,872,000	(3,953,000)		(1,876,000)	(822,000)	(2,153,000)
Net cash provided by (used in) operating activities			3,556,000	(1,232,000)		(5,672,000)	3,619,000	(5,195,000)
Investing activities:
Purchase of property and equipment			(12,152,000)	(2,548,000)		(4,070,000)	(1,753,000)	(255,000)
Payments to CVR holders			(960,000)	0		(720,000)	0	0
Proceeds from sale of short-term investments						1,265,000	0	0
Cash paid for acquisitions, net of cash and restricted cash acquired						0	(27,127,000)	(11,840,000)
Proceeds from sale of intellectual property license						0	1,900,000	0
Other						(500,000)	0	0
Net cash used in investing activities			(13,112,000)	(2,548,000)		(4,025,000)	(26,980,000)	(12,095,000)
Financing activities:
Payment of offering costs			(4,183,000)	0
Payments to CVR holders			(1,545,000)	(1,050,000)		(1,050,000)	(2,325,000)	(3,000,000)
Deferred transaction cost payment			(4,183,000)	0
Net transfer from parent			15,284,000	4,830,000		10,747,000	25,686,000	20,290,000
Net cash provided by financing activities			9,556,000	3,780,000		9,697,000	23,361,000	17,290,000
Net change in cash, cash equivalents and restricted cash			0	0		0	0	0
Cash, cash equivalents and restricted cash at beginning of period			0	0		0	0	0
Cash, cash equivalents and restricted cash at end of period	0	$ 0	0	0	$ 0	0	0	0
Supplemental disclosure of cash flow information:
Deferred revenue recorded in accounts receivable						11,344,000	8,451,000	1,425,000
Purchase of fixed assets recorded in accounts payable			3,561,000	114,000		1,231,000	$ 0	$ 471,000
Avista Public Acquisition Corp. II [Member]
Operating activities:
Net loss		(180,550)	(8,452,586)		(516,442)
Adjustments to reconcile net loss to net cash provided by operating activities:
Gain on investments held in Trust Account	(1,090,543)	0	(1,438,875)
Change in fair value of Forward Purchase and Backstop Securities	1,212,110	0	1,147,120
Changes in operating assets and liabilities:
Prepaid expenses		(880,112)	340,521		(744,542)
Accounts payable		33,292	6,286,989		15,440
Due to related party		0	87,410		884
Accrued expenses - related party		20,000	0
Accrued expenses		40,988	1,109,297		107,734
Net cash provided by (used in) operating activities		(966,382)	(920,124)		(1,136,926)
Investing activities:
Investment of cash into Trust Account		(235,750,000)	0		(235,750,000)
Net cash used in investing activities		(235,750,000)	0		(235,750,000)
Financing activities:
Proceeds from issuance of Class B ordinary shares to Sponsor					25,000
Proceeds from promissory note - related party		119,275	0		175,000
Proceeds from initial public offering, net of underwriter's discount paid		225,400,000	0		225,400,000
Proceeds from sale of Private Placement Warrants		12,350,000	0		12,350,000
Payment of offering costs		(615,690)	0		(698,103)
Repayment of promissory note - related party		(175,000)	0
Proceeds from convertible promissory note		0	750,000
Repayment of Sponsor note					(175,000)
Deferred transaction cost payment		(615,690)	0		(698,103)
Net cash provided by financing activities		237,078,585	750,000		237,076,897
Net change in cash, cash equivalents and restricted cash		362,203	(170,124)		189,971
Cash, cash equivalents and restricted cash at beginning of period		0	189,971		0
Cash, cash equivalents and restricted cash at end of period	19,847	362,203	19,847	$ 362,203	189,971	189,971
Supplemental disclosure of cash flow information:
Remeasurement of Class A ordinary shares to redemption amount	1,090,544	28,307,827	1,438,875		28,593,235	$ 28,593,235
Initial classification of the Forward Purchase and Backstop Securities		0	448,380
Waiver of deferred underwriting commissions by underwriter	$ 4,025,000	0	4,025,000
Deferred underwriting fee payable		8,050,000	0		8,050,000
Offering costs paid by Sponsor and included in promissory note - related party		55,725	0
Offering costs included in accrued offering costs		1,689	0		$ 314,153
Offering costs paid by Sponsor in exchange for issuance of Class B ordinary shares		$ 25,000	$ 0